SCHEDULE OF ACCRUED EXPENSES (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Payables and Accruals [Abstract]
Consideration payable to selling stockholder	$ 8,200
Accrued government taxes	5,517	8,647
Accrued interest	3,781	2,611
Accrued salaries and benefits	600	957
Accruals to social agencies	664	582
Other accrued expenses	212	265
Total	$ 18,974	$ 13,062